UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-971

Fidelity Congress Street Fund
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2010

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® Congress Street Fund

September 30, 2010

1.807729.106

CST-QTLY-1110

Investments September 30, 2010 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.0%
	Shares	Value
CONSUMER DISCRETIONARY - 6.2%
Media - 3.5%
DIRECTV (a)	37,500	$ 1,561,125
Specialty Retail - 2.7%
Staples, Inc.	56,250	1,176,750
TOTAL CONSUMER DISCRETIONARY		2,737,875
CONSUMER STAPLES - 13.0%
Beverages - 6.4%
The Coca-Cola Co.	48,103	2,814,988
Household Products - 0.3%
Colgate-Palmolive Co.	1,959	150,569
Tobacco - 6.3%
Altria Group, Inc.	30,409	730,424
Philip Morris International, Inc.	36,409	2,039,632
		2,770,056
TOTAL CONSUMER STAPLES		5,735,613
ENERGY - 13.8%
Oil, Gas & Consumable Fuels - 13.8%
Chevron Corp.	38,016	3,081,197
Exxon Mobil Corp.	48,675	3,007,628
		6,088,825
FINANCIALS - 9.4%
Commercial Banks - 2.3%
Wells Fargo & Co.	41,000	1,030,330
Diversified Financial Services - 6.7%
Bank of America Corp.	53,000	694,830
Citigroup, Inc. (a)	34,899	136,106
CME Group, Inc.	3,500	911,575
JPMorgan Chase & Co.	31,652	1,204,992
		2,947,503
Insurance - 0.4%
The Travelers Companies, Inc.	3,053	159,061
TOTAL FINANCIALS		4,136,894
Common Stocks - continued
	Shares	Value
HEALTH CARE - 13.1%
Pharmaceuticals - 13.1%
Johnson & Johnson	64,892	$ 4,020,709
Merck & Co., Inc.	25,272	930,262
Pfizer, Inc.	46,596	800,053
		5,751,024
INDUSTRIALS - 14.9%
Aerospace & Defense - 8.5%
United Technologies Corp.	52,742	3,756,813
Commercial Services & Supplies - 0.7%
Waste Management, Inc.	7,900	282,346
Industrial Conglomerates - 2.1%
General Electric Co.	57,080	927,550
Road & Rail - 3.6%
Union Pacific Corp.	19,320	1,580,376
TOTAL INDUSTRIALS		6,547,085
INFORMATION TECHNOLOGY - 18.1%
Computers & Peripherals - 7.8%
Hewlett-Packard Co.	81,440	3,426,181
Electronic Equipment & Components - 1.5%
Agilent Technologies, Inc. (a)	20,636	688,623
IT Services - 7.3%
International Business Machines Corp.	23,874	3,202,458
Semiconductors & Semiconductor Equipment - 0.8%
Intel Corp.	18,335	352,582
Software - 0.7%
Microsoft Corp.	12,530	306,860
TOTAL INFORMATION TECHNOLOGY		7,976,704
MATERIALS - 1.3%
Chemicals - 1.3%
Monsanto Co.	12,296	589,347
Common Stocks - continued
	Shares	Value
TELECOMMUNICATION SERVICES - 5.2%
Diversified Telecommunication Services - 5.2%
Frontier Communications Corp.	16,253	$ 132,787
Verizon Communications, Inc.	65,843	2,145,823
		2,278,610
TOTAL COMMON STOCKS (Cost $12,980,114)		41,841,977
Money Market Funds - 4.8%

Fidelity Cash Central Fund, 0.25% (b) (Cost $2,132,798)	2,132,798	2,132,798
Cash Equivalents - 0.1%
	Maturity Amount
Investments in repurchase agreements in a joint trading account at 0.24%, dated 9/30/10 due 10/1/10 (Collateralized by U.S. Treasury Obligations) # (Cost $44,000)	44,000	44,000
TOTAL INVESTMENT PORTFOLIO - 99.9% (Cost $15,156,912)		44,018,775
NET OTHER ASSETS (LIABILITIES) - 0.1%		46,842
NET ASSETS - 100%		$ 44,065,617
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$44,000 due 10/01/10 at 0.24%
BNP Paribas Securities Corp.	$ 8,272
Barclays Capital, Inc.	7,136
Credit Agricole Securities (USA) Inc.	12,146
Deutsche Bank Securities, Inc.	380
J.P. Morgan Securities, Inc.	9,689
Mizuho Securities USA, Inc.	4,555
Morgan Stanley & Co., Inc.	304
RBC Capital Markets Corp.	1,518
$ 44,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 3,266
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy with the exception of Cash Equivalents which are categorized as Level 2. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At September 30, 2010, the cost of investment securities for income tax purposes was $15,156,912. Net unrealized appreciation aggregated $28,861,863, of which $31,166,190 related to appreciated investment securities and $2,304,327 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates fair value and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Congress Street Fund's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Congress Street Fund

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	November 29, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	November 29, 2010
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	November 29, 2010